SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost		$ 90,666	$ 60,444	$ 271,998	$ 362,664	$ 362,664
Short-term lease cost	140,264	8,336	335,734	22,736
Sublease income		(26,000)	(1,500)	(90,900)
Total lease cost	$ 140,264	$ 73,002	$ 394,678	$ 203,834	$ 362,664	$ 362,664